UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22301

 Growth Capital TEI Portfolio, LLC
 (Exact name of registrant as specified in charter)

GenSpring Family Offices, LLC	3801 PGA Blvd. Suite 555	Palm Beach Gardens, FL 33410
(Address of principal executive offices)

Suzanne Carlisle
GenSpring Family Offices, LLC
3801 PGA Blvd, Suite 555
Palm Beach Gardens, FL 33410
(Name and address of agent for service)

Registrant’s telephone number, including area code: 561-746-8444

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

The Growth Capital TEI Portfolio, LLC invests substantially all of its assets in the Growth Capital Cayman Portfolio, LDC (the “Offshore Portfolio”), which in turn invests substantially all of its assets in the Growth Capital Master Portfolio, LLC (the “Master Portfolio”), as discussed in the accompanying Notes to Schedule of Investments.  At June 30, 2011, the Growth Capital TEI Portfolio, LLC’s investment in the Master Portfolio (through the Offshore Portfolio) was $21,204,612, at fair value.  The Schedule of Investments of the Master Portfolio is included herein.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments
June 30, 2011
(Unaudited)

(1)	Organization

Growth Capital TEI Portfolio, LLC (the ‘‘TEI Portfolio’’) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The TEI Portfolio is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The TEI Portfolio was created primarily to serve as a feeder fund for Growth Capital Cayman Portfolio, LDC (the ‘‘Offshore Portfolio’’) and to provide an investment vehicle for tax-exempt investors which provides tax deferral for their beneficiaries. The Offshore Portfolio, in turn, invests substantially all of its assets in Growth Capital Master Portfolio, LLC (the “Master Portfolio”). For convenience, reference to the TEI Portfolio may include the Offshore Portfolio and the Master Portfolio, as the context requires.

Under Delaware law and the TEI Portfolio Limited Liability Company Agreement (the ‘‘LLC Agreement’’), each member will be liable for the debts, obligations and liabilities of the TEI Portfolio only to the extent of any contributions to the capital of the TEI Portfolio (plus any accretions in value thereto) and a member, in the sole discretion of the Board (as hereinafter defined), may be obligated to return to the TEI Portfolio amounts distributed to the member in accordance with the LLC Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the TEI Portfolio exceed the fair market value of the TEI Portfolio’s assets.

The TEI Portfolio’s investment objective is to achieve growth of capital. The TEI Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the Offshore Portfolio, which in turn invests all of its assets in the Master Portfolio, which has the same investment objectives as the Offshore Portfolio and the TEI Portfolio. The Master Portfolio allocates assets by investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, and closed-end investment companies (each an “Investment Vehicle” and collectively, “Investment Vehicles”), open-end registered investment companies, exchange-traded funds, and segregated managed accounts. The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage-backed and asset-backed securities, foreign investments and derivatives. On June 30, 2011, the TEI Portfolio owned 75.28% of the Offshore Portfolio’s net assets, which indirectly owns 4.83% of the Master Portfolio’s member interests.

The Board of Directors (the “Board”) has overall responsibility for the management and supervision of the operations of the TEI Portfolio. Under the supervision of the Board, GenSpring Family Offices, LLC (“GenSpring”), a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the TEI Portfolio.

GenSpring is the managing member of, and adviser to, the TEI Portfolio (the “Managing Member” or “Adviser”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Under an investment advisory agreement with the TEI Portfolio (the “Advisory Agreement”), the Adviser is responsible for developing, implementing, and supervising the TEI

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

Portfolio’s investment program, under the supervision of the Board.

Under the TEI Portfolio’s organizational documents and private placement memorandum (‘‘PPM’’), the TEI Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the TEI Portfolio. In the normal course of business, the TEI Portfolio enters into contracts with service providers, which also provide for indemnifications by the TEI Portfolio for certain liabilities arising out of their duties and responsibilities for the TEI Portfolio. The TEI Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Portfolio. However, based on experience, the TEI Portfolio expects the risk of loss to be remote. In addition, the TEI Portfolio has purchased a Directors and Officers/Errors and Omissions insurance policy, which provides coverage for certain liabilities arising out of the performance of the TEI Portfolio’s officers and directors duties and responsibilities for the TEI Portfolio, subject to various exclusions. The Adviser also has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the TEI Portfolio.

(2)	Summary of Significant Accounting Policies and Practices

(a)	Basis of Accounting

The accounting and reporting policies of the TEI Portfolio conform with U.S. generally accepted accounting principles (“GAAP”).

(b)	Investment Securities Transactions

The TEI Portfolio records securities transactions on a trade-date basis.

(c)	Valuation of Investments

The valuation of the TEI Portfolio’s investments is determined on the last business day of each month by the TEI Portfolio’s Valuation Committee. The valuation procedures of the TEI Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the TEI Portfolio’s underlying investments. The TEI Portfolio invests substantially all of its assets in the Offshore Portfolio, which in turn invests substantially all of its assets in the Master Portfolio. The investment of the TEI Portfolio equals its proportionate amount of the total net assets of the Offshore Portfolio.

Valuation of the investments held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Schedule of Investments included elsewhere in this report.

(d)	Fair Value Measurements

The TEI Portfolio records its investment in the Offshore Portfolio, which in turn invests substantially all of its assets in the Master Portfolio, at fair value. Investments of the Master Portfolio are recorded at fair value as more fully discussed in the Master Portfolio’s Notes to Schedule of Investments.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

(e)	Use of Estimates

The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets at the date of the Schedule of Investments. Actual results, including the ultimate amount realized upon the sale of investments valued at fair value, could differ from those estimates, and such differences may be material to the Schedule of Investments.

(3)	Investments in Portfolio Securities

As of June 30, 2011, all of the investments made by the TEI Portfolio were in the Master Portfolio (through the Offshore Portfolio).

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments
June 30, 2011
(Unaudited)

	Acquisition Date	Cost	Shares	Fair Value	% of Members' Capital
Investments in Investment Vehicles (125.77% of Members' Capital)
Credit Strategies (13.26% of Members' Capital)
Distressed Debt
Cygnus Utilities, Infrastructure & Renewables, LLC	9/1/2010	$5,000,000		$5,092,618	1.16%
Long-Short Credit
Brigade Leveraged Capital Structures Fund, LP	7/1/2009	16,513,594		20,578,389	4.68%
Litespeed Partners, LP	7/1/2009	8,454,461		11,989,003	2.73%
Total Long-Short Credit				32,567,392
Mortgage Related
Magnetar Structured Credit Fund, LP(1)	1/1/2011	20,000,000		20,580,333	4.69%
Total Credit Strategies (Cost $49,968,055)				58,240,343
Equity Strategies (56.15% of Members' Capital)
Long-Short Asia
Penta Asia Domestic Partners, LP	7/1/2009	16,172,769		10,881,887	2.48%
Long-Short Emerging
Sansar Capital Special Opportunity Fund, LP(1)	7/1/2009	7,079,528		9,258,451	2.11%
Long-Short Global
Orange Capital Domestic I, LP	7/1/2009	18,917,474		22,006,844	5.01%
Long-Short Non-U.S.
The Alphagen Octanis Fund Limited - Class A	7/1/2009	18,602,437	98,888	20,027,108	4.56%
Long-Short U.S.
Greenlight Capital Qualified, LP	7/1/2009	59,835,763		69,915,811	15.92%
P2 Capital II Fund, LP(2)	7/1/2009	9,162,957		15,098,218	3.44%
Total Long-Short U.S.				85,014,029
Low Net Sector
Durban Capital, LP(1)	7/1/2009	5,253,590		5,283,439	1.20%
Low Net U.S.
Axial Capital Institutional, LP(1)	7/1/2009	56,314,302		41,608,877	9.48%
Halcyon Asset Backed Value Fund, LP(1)	9/1/2010	20,000,000		22,452,804	5.11%
Marble Arch QP Partners, LP	7/1/2009	12,122,826		19,455,890	4.43%
Soundpost Capital, LP(1)	7/1/2009	12,698,820		10,561,716	2.41%
Total Low Net U.S.				94,079,287
Total Equity Strategies (Cost $236,160,466)				246,551,045
Global Trading (16.82% of Members' Capital)
Energy
BlueGold Global Fund, LP	7/1/2009	19,606,512		18,726,652	4.27%
Global Macro
Abbey Capital Macro Fund - Class A(1)	10/1/2009	17,500,000	155,080	17,165,887	3.91%
Managed Futures
ACL Alternative Fund Limited	10/1/2009	37,500,000	146,674	37,948,059	8.64%
Total Global Trading (Cost $74,606,512)				73,840,598
Multi-Strategy (39.54% of Members' Capital)
D.E. Shaw Composite Fund, LLC	7/1/2009	42,116,119		47,459,203	10.81%
Elliott Associates, LP	7/1/2009	84,184,034		99,040,250	22.55%

See accompanying notes to Schedule of Investments.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments – (continued)
June 30, 2011
(Unaudited)

	Acquisition Date	Cost	Shares	Fair Value	% of Members' Capital
Investments in Investment Vehicles — Continued
Multi-Strategy — Continued
Taconic Opportunity Fund, LP	7/1/2009	$23,269,621		$27,151,648	6.18%
Total Multi-Strategy (Cost $149,569,774)				173,651,101
Total Investments in Investment Vehicles (Cost $510,304,807)				552,283,087
Investments in Mutual Funds (5.83% of Members' Capital)
Credit Strategies (2.47% of Members' Capital)
Long-Short Credit
Iron Strategic Income Fund(3)(4)			915,274	10,864,300	2.47%
Equity Strategies (3.36% of Members' Capital)
Fundamental Long Bias
Auer Growth Fund(4)(5)			2,026,670	14,754,159	3.36%
Total Investments in Mutual Funds (Cost $22,554,805)				25,618,459
Total Investments (131.60% of Members' Capital) (Cost $ 532,859,612)			577,901,546
Other Liabilities in Excess of Assets ((31.60)% of Members' Capital)				(138,772,976)
Total Members' Capital (100%)				$439,128,570

All securities are non-income producing unless noted otherwise.

All securities are restricted unless noted otherwise. Restricted securities represent 125.77% of Total Members' Capital.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Portfolio's investments.

(1)	Investment Vehicles in which ownership by the Master Portfolio exceeds 5%. Refer to Note 4, Investments in Portfolio Securities, for additional information.
(2)	Investment Vehicles in which ownership by the Master Portfolio exceeds 25%. Refer to Note 4, Investments in Portfolio Securities, for additional information.
(3)	Income producing security.
(4)	Not restricted as to resale.
(5)	Affiliated investment. Refer to Note 4, Investments in Portfolio Securities, for additional information.

See accompanying notes to Schedule of Investments.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments
June 30, 2011
(Unaudited)

(1)	Organization

Growth Capital Master Portfolio, LLC (the “Master Portfolio”) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The Master Portfolio is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Portfolio is the master fund in a master-feeder structure in which there are currently two feeder funds that are registered with the SEC under the 1940 Act and one feeder fund that is a limited duration company organized under Cayman law (Growth Capital Cayman Portfolio, LDC) and is used for investments in the Master Portfolio made by non-U.S. investors.

Under Delaware law and the Master Portfolio Limited Liability Company Agreement (the ‘‘LLC Agreement’’), each member will be liable for the debts, obligations and liabilities of the Master Portfolio only to the extent of any contributions to the capital of the Master Portfolio (plus any accretions in value thereto) and a member, in the sole discretion of the Board (as hereinafter defined), may be obligated to return to the Master Portfolio amounts distributed to the member in accordance with the LLC Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the Master Portfolio exceed the fair market value of the Master Portfolio’s assets.

The Master Portfolio’s investment objective is to achieve growth of capital.  The Master Portfolio seeks to achieve its investment objective by allocating assets and investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, and closed-end investment companies (each an “Investment Vehicle” and collectively, “Investment Vehicles”), open-end registered investment companies, exchange-traded funds, and segregated managed accounts.  The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage-backed and asset-backed securities, foreign investments and derivatives.

The Board of Directors (the “Board”) has overall responsibility for the management and supervision of the operations of the Master Portfolio.  Under the supervision of the Board, GenSpring Family Offices, LLC (“GenSpring”), a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the Master Portfolio.

GenSpring is the managing member of, and adviser to, the Master Portfolio (the “Managing Member” or “Adviser”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Under an investment advisory agreement with the Master Portfolio (the “Advisory Agreement”), the Adviser is responsible for developing, implementing, and supervising the Master Portfolio’s investment program, under the supervision of the Board.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

Under the Master Portfolio’s organizational documents, the Master Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the Master Portfolio. In the normal course of business, the Master Portfolio enters into contracts with service providers, which also provide for indemnifications by the Master Portfolio for certain liabilities arising out of their duties and responsibilities for the Master Portfolio. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Portfolio. However, based on experience, the Managing Member expects the risk of loss to be remote.  In addition, the Master Portfolio has purchased a Directors and Officers/Errors and Omissions insurance policy, which provides coverage for certain liabilities arising out of the performance of the Master Portfolio’s officers and directors duties and responsibilities for the Master Portfolio, subject to various exclusions. The Adviser also has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the Master Portfolio.

(2)	Summary of Significant Accounting Policies and Practices

(a) Basis of Accounting

The accounting and reporting policies of the Master Portfolio conform with U.S. generally accepted accounting principles (“GAAP”).

(b) Cash Equivalents

The Master Portfolio considers all unpledged temporary cash with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) Investment Securities Transactions

The Master Portfolio records securities transactions on a trade-date basis.

Generally, the investments in Investment Vehicles are recorded whereby the Master Portfolio records the investment at its acquisition cost and adjusts for additional contributions to or withdrawals from the Investment Vehicles.

(d) Valuation of Investments

The valuation of the Master Portfolio’s investments is determined on the last business day of each month by the Master Portfolio’s Valuation Committee.  The valuation procedures of the Master Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the Master Portfolio’s underlying investments.

Investments held and valued by the Master Portfolio are as follows:

•
Investment Vehicles – Investments in Investment Vehicles are ordinarily carried at fair value based on the Master Portfolio’s ownership interest in the net asset value of the Investment Vehicle, as provided to the Master Portfolio by the investment managers or the administrators of such Investment Vehicles. These Investment Vehicles value their underlying investments in accordance with policies as described by such Investment Vehicles in their financial statements and operating agreements. Prior to investing in any Investment Vehicle, the Adviser, as part of the due diligence process, conducts a review of the management and operations of that Investment Vehicle.  Based on this due diligence review of the Investment Vehicles, the Adviser reasonably believes that valuation policies of the Investment Vehicles in which the Master Portfolio invests require that portfolio securities that are publicly traded or traded through the dealer market are valued at their market value, and that all other securities, including privately placed and otherwise illiquid securities, are valued at their fair value.  All of the Master Portfolio’s valuations utilize financial information supplied by each Investment Vehicle and are net of management and estimated performance/incentive fees or allocations payable to the Investment Vehicles’ managers pursuant to the Investment Vehicles’ agreements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

The Adviser will also consider terms and conditions of the Master Portfolio’s agreement with the respective Investment Vehicle and other market considerations that may affect its fair value to determine whether it is appropriate to adjust the reported value to reflect fair value. Generally, the fair value of the Master Portfolio’s interest in an Investment Vehicle will represent the amount that the Adviser believes it could reasonably expect to receive from an Investment Vehicle if the Master Portfolio’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. Because of the inherent uncertainty of valuation, fair value may differ from the value that would have been used had a ready market for the investments in Investment Vehicles existed and such differences may be material.

•
Restricted Securities – All of the Master Portfolio’s investments, except for investments in open-end registered investment companies and exchange-traded funds, are restricted as to resale.  Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

•	Mutual Funds – Investments in open-end investment companies are valued at net asset value.

Investment Vehicles held by the Master Portfolio may utilize various types of investments and investment strategies, including those described below. Although the Master Portfolio did not invest in any investments other than Investment Vehicles and mutual funds during the three months ended June 30, 2011, the Master Portfolio is permitted to directly invest in the same types of investments and investment strategies. The discussion below applies to the Investment Vehicles and to the Master Portfolio.

•
Securities Listed on a Securities Exchange or Over-the-Counter Exchanges – In general, the Investment Vehicles value securities at their last sales price on the date of determination, or if no sale occurred on such date, then at their composite ‘‘bid’’ prices for securities held long, or their composite ‘‘ask’’ prices for securities held short. If no such prices are readily available, the securities are valued at fair value as determined in good faith in accordance with procedures approved by the Investment Vehicle.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

•
Short Sales – The Investment Vehicles may engage in short sales (selling securities they do not own) as a part of their normal investment activities.  The Investment Vehicles incur a loss if the price of the security increases between the date of the short sale and the date on which the Investment Vehicle replaces the borrowed security.  The Investment Vehicles realize a gain if the price of the security declines between those dates.  Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Investment Vehicles.

•
Repurchase Agreements – The Investment Vehicles may purchase securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (‘‘Repurchase Agreement’’). A third party custodian bank takes possession of the underlying securities (‘‘collateral’’) of a Repurchase Agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Investment Vehicles have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the Repurchase Agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

•
Reverse Repurchase Agreements – The Investment Vehicles may sell securities to financial institutions, such as banks and broker-dealers, subject to the buyer’s simultaneous agreement to repurchase them at an agreed upon time and price (“Reverse Repurchase Agreement”).  These transactions involve a risk that the other party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Vehicles.  Reverse Repurchase Agreements also involve the risk that the market value of the portfolio security sold by the Investment Vehicles may decline below the price of the securities the Investment Vehicles are obligated to purchase.

•
Distressed Securities – Certain companies in whose securities the Investment Vehicles may invest could be considered distressed.  These companies may be in transition, out of favor, financially leveraged or troubled, potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation.

The companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies.  A significant portion of the obligations and preferred stock in which the Investment Vehicles may invest may be less than investment grade  (commonly referred to as junk bonds), which may result in the Investment Vehicles experiencing greater risks than they would if investing in higher rated instruments, however this also may offer the potential for high returns.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

•
Options – Options that are listed or quoted on a securities exchange or traded over-the-counter are valued at the mean between the closing bid and ask prices for such options on the date of determination, or if no such prices were quoted on such date, the mean between the bid and ask prices on the most immediate prior date on which such prices were quoted. Securities which are not so listed or quoted are valued at their last closing bid prices if held long and at their last closing ask prices if held short.

•
Securities Lending – The Investment Vehicles may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  The Investment Vehicles are entitled to payments in amounts equal to the interest, dividends, or other distributions payable in respect of the loaned securities, which affords the Investment Vehicles an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Investment Vehicles receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  Risks associated with lending securities include, but are not limited to, loan default, devaluation of collateral and insufficient earnings from the collateral to cover expenses associated with the loan.

(e) Derivative Instruments and Hedging Activities

The Master Portfolio may purchase or sell options and enter into swap agreements as part of a strategy to create investment exposure consistent with the Master Portfolio’s investment objectives. As of June 30, 2011, the Master Portfolio had no direct derivative activity.

(f) Foreign Currency Translation

The books and records of the Master Portfolio are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the rate of exchange as of the reporting date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. As of June 30, 2011, the Master Portfolio had no foreign currency activity.

(g) Use of Estimates

The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets at the date of the Schedule of Investments. Actual results, including the ultimate amount realized upon the sale of investments valued at fair value, could differ from those estimates, and such differences may be material to the Schedule of Investments.

(h) Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

(3)	Fair Value Measurements

The Master Portfolio defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The inputs used to determine the fair value of the Master Portfolio’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – fair value of investments in Investment Vehicles that have the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date.
•	Level 3 – fair value of investments in Investment Vehicles that do not have the ability to redeem at net asset value within ninety days of the measurement date.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

When determining the fair value of the Master Portfolio’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

The following is a summary categorization as of June 30, 2011, of the Master Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3
	Mutual	Investment	Investment	Total
	Funds	Vehicles	Vehicles	Investments
Investments
Credit Strategies
Distressed Debt	$-	$5,092,618	$-	$5,092,618
Long-Short Credit	10,864,300	20,578,389	11,989,003	43,431,692
Mortgage Related	-	-	20,580,333	20,580,333
Equity Strategies
Long-Short Asia	-	10,881,887	-	10,881,887
Long-Short Emerging	-	-	9,258,451	9,258,451
Long-Short Global	-	22,006,844	-	22,006,844
Long-Short Non-U.S.	-	-	20,027,108	20,027,108
Long-Short U.S.	-	-	85,014,029	85,014,029
Low Net Sector	-	5,283,439	-	5,283,439
Low Net U.S.	-	10,561,716	83,517,571	94,079,287
Fundamental Long Bias	14,754,159	-	-	14,754,159
Global Trading
Energy	-	-	18,726,652	18,726,652
Global Macro	-	17,165,887	-	17,165,887
Managed Futures	-	37,948,059	-	37,948,059
Multi-Strategy
Multi-Strategy	-	99,040,250	74,610,851	173,651,101
Total Investments	$25,618,459	$228,559,089	$323,723,998	$577,901,546

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that some of the underlying investments held by the Investment Vehicles included in Level 3, if owned directly by the Master Portfolio, might be classified as Level 1 investments.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, liquidity, and security type. For investments in private investment companies and direct private investments, additional data regarding the operations and financial conditions of the investment, including monthly financial reports, are considered. In the case of investments having lock-ups or suspension of withdrawal rights under certain circumstances, additional consideration is given to these restrictions in the determination of fair value.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

Investment Vehicles
	Balance					Net	Change in	Balance
	as of					Realized	Unrealized	as of
	March 31,			Transfers		Gains	Appreciation/	June 30,
	2011	Purchases	Sales	In		(Losses)	Depreciation	2011
Investment Vehicles
Credit Strategies
Long-Short Credit	$23,722,811	$-	$(11,811,550)	$-		$2,326,702	$(2,248,960)	$11,989,003
Mortgage Related	17,233,926	10,000,000	(6,991,177)	-		1,573,421	(1,235,837)	20,580,333
Equity Strategies
Long-Short Emerging	9,929,584	-	-	-		-	(671,133)	9,258,451
Long-Short Non-U.S.	19,804,799	-	(2,393,655)	-		-	222,309	20,027,108
Long-Short U.S.	14,912,001	-	-	71,456,445	(a)(b)	734,968	304,270	85,014,029
Low Net U.S.	22,242,134	-	-	59,581,180	(c)	-	1,694,257	83,517,571
Global Trading
Energy	23,178,256	-	-	-		-	(4,451,604)	18,726,652
Multi-Strategy
Multi-Strategy	75,192,928	-	(1,219,757)	-		11,469	626,211	74,610,851
Special Situations
Environmental	30,454,857	-	(29,704,859)	-		(6,482,994)	5,732,996	-
Mortgage Related	874,049	-	(874,197)	-		77,962	(77,814)	-
Private Investments	1,196,416	-	(1,200,875)	-		(156,494)	160,953	-
Total Investment Vehicles	$238,741,761	$10,000,000	$(54,196,070)	$131,037,625		$(1,914,966)	$55,648	$323,723,998

The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2011 is $(1,279,541). The amounts of net sales and net realized losses incurred by the Master Portfolio due to the transfer of Members' Capital from the Master Portfolio to the Growth Capital Portfolio Liquidating Trust, a Delaware statutory trust, were $53,625,417 and $2,021,495, respectively.

(a) Transferred from Level 2 to Level 3 due to reduced liquidity based upon redemption terms which are tied to specific quarters during the fiscal year.
(b) The policy is to recognize transfers in and transfers out as of the end of the reporting period during which the event or change in circumstances that caused the transfer occurred.
(c) Not determined to be a significant transfer.

The Master Portfolio is permitted to measure the fair value of alternative investment entities that do not have a readily determinable fair value, based on the net asset value per share (the “NAV”), or its equivalent such as ownership interest in partners’ capital or members’ capital of the investment as of the reporting date as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Portfolio as of the valuation date. In using the NAV as a practical expedient, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include, but are not limited to, restrictions on the investor’s ability to withdraw its capital at the measurement date, any withdrawal fees, any unfunded commitments, and the investment strategies of the investees. The Master Portfolio has invested in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as a practical expedient. A listing of such investments held by the Master Portfolio and their attributes as of June 30, 2011, are shown in the table below.

					Notice	Redemption
Investment	Investment	Fair Value	Remaining	Redemption	Period	Restrictions
Category	Strategy	(in 000's)	Life	Frequency *	(in Days) *	and Terms *
Credit Strategies (a)	Long and short positions in fixed income and other debt securities of both U.S. and non-U.S. issuers.	$58,240	N/A	Quarterly - Annual	45-90 days	0 - 1 year; 5% - 25% limits on soft locks

Equity Strategies (b)	Long and short positions in common stocks, preferred stocks and convertible securities issued by U.S. companies.	246,551	N/A	Monthly - Annual	30 -90 days	0 - 1 year; 3 year rolling lock; up to 5% redemption fee

Global Trading (c)	Publicly traded equity securities issued by non-U.S. companies.	73,841	N/A	Daily - Monthly	3-90 days	0 - 2 years

Multi-Strategy (d)	Seek to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility.	173,651	N/A	Quarterly - Semi-Annual	45-90 days	0 - 3 years; maximum withdrawal per quarter up to 6.25%
		$552,283

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

* The information summarized in the table above represents the general terms for the specified asset class.  Individual Investment Vehicles may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  Certain Investment Vehicles may impose further restrictions on redemptions, commonly referred to as gates and lock-up periods.  These restrictions may cause the Investment Vehicle to become less liquid, i.e. moving from a 90 day or less redemption period to greater than 90 days.

For each of the categories below (except where noted), the fair value of the Investment Vehicles has been estimated using the net asset value of the Investment Vehicles.

(a) This category includes Investment Vehicles that invest primarily in fixed income securities including bonds, notes and debentures issued by U.S. and non-U.S. corporations, debt securities, municipal securities, mortgage-backed securities and asset backed securities.

(b) This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by U.S. companies.  These securities will typically trade on one of the major U.S. stock exchanges.  Investment Vehicles in this category may include long/short funds.

(c) This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation.  Investment Vehicles in this category may include long/short funds.

(d)  This category includes Investment Vehicles that invest across a range of strategies including but not limited to relative value strategies, merger arbitrage, high yield/distressed securities and other special situations.

(4)	Investments in Portfolio Securities

(a) Investment Activity

The cost of the Master Portfolio’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Portfolio from such investments. The allocated taxable income is generally reported to the Master Portfolio by its underlying investments on Schedule K-1, Forms 1099 or PFIC statements. The underlying investments generally do not provide the Master Portfolio with tax reporting information until well after year end and as a result, the Master Portfolio is unable to calculate the year end tax cost of its investments until after year end, when the Master Portfolio tax return is complete. The Master Portfolio’s book cost of investments as of June 30, 2011 was $532,859,612, resulting in accumulated net unrealized appreciation of $45,041,934 consisting of $68,389,319 in gross unrealized appreciation and $23,347,385 in gross unrealized depreciation.

(b) Investment Vehicle Liquidity

The Investment Vehicles in which the Master Portfolio invests are generally illiquid. The Master Portfolio may make investments in, or withdrawals from, the Investment Vehicles only at certain times specified in the governing documents of the Investment Vehicles. In addition, the Investment Vehicles may impose certain restrictions on withdrawals, such as lock-ups, gates, or suspension of withdrawal rights under certain circumstances, during which time the Master Portfolio may not withdraw all or part of its interest in an Investment Vehicle, or may withdraw only by paying a penalty (early redemption fee). If adverse market conditions were to develop during any period in which the Master Portfolio is unable to sell Investment Vehicle interests, the Master Portfolio might obtain a less favorable price than that which prevailed when it decided to buy or sell.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

The Investment Vehicles in which the Master Portfolio invests have a greater amount of both market and liquidity risk than many other investments. These investments may trade, if at all, in a limited market and may not be able to be immediately liquidated by the Master Portfolio if needed. Values assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

The Master Portfolio’s investments in Investment Vehicles are categorized in three levels of liquidity, as determined by the Advisor. The categories and percent of total investments in each are as follows at June 30, 2011:

Liquidity Categories	Investments	Category Definition

Category 1 Funds	84.16%	Investment Vehicles that offer at least quarterly withdrawal
		rights and a lock up period of less than two years.
Category 2 Funds	11.41%	Investment Vehicles that offer at least quarterly withdrawal
		rights after a maximum two-year lock up period.
Category 3 Funds	0.00%	Investment Vehicles that (i) offer at least annual withdrawal rights
		after a lock up period of greater than two years or (ii) do not
		meet this definition or the definition of Categories 1 or 2.
	95.57%

Investments in mutual funds, which are considered liquid, represent the remaining 4.43% of total investments at June 30, 2011.

Some of the Investment Vehicles may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Vehicles that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Vehicles themselves.  Should the Master Portfolio seek to liquidate its investment in an Investment Vehicle that maintains these side pockets, the Master Portfolio might not be able to fully liquidate its investment without delay, which could be considerable.  In such cases, until the Master Portfolio is permitted to fully liquidate its interest in the Investment Vehicle, the value of its investment will fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Vehicle’s investment manager.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2011
(Unaudited)

(c) Investment Ownership

At June 30, 2011, the Master Portfolio held certain investments in which it owns more than 5% of the investments’ outstanding shares or capital. A listing of these investments (including activity for the three months ended June 30, 2011) is shown below:

			For the Period
			April 1, 2011 through June 30, 2011

					Change in	Realized
	Shares	Fair Value	Cost of	Cost of	Appreciation/	Gain/(Loss) on	Fair Value
Investments	6/30/2011	3/31/2011	Purchases	Sales	Depreciation	Investments	6/30/2011
Abbey Capital Macro Fund - Class A	155,080	$17,659,176	$-	$-	$(493,289)	$-	$17,165,887

Auer Growth Fund*	2,026,670	15,422,960	-	-	(668,801)	-	14,754,159

Axial Capital Institutional, LP		41,590,689	-	-	18,188	-	41,608,877

Durban Capital, LP		5,311,807	-	-	(28,368)	-	5,283,439

Halcyon Asset Backed Value Fund, LP		22,242,134	-	-	210,670	-	22,452,804

Magnetar Structured Credit Fund, LP		10,209,092	10,000,000	-	371,241	-	20,580,333

P2 Capital II Fund, LP**		12,606,257	-	-	2,491,961	-	15,098,218

Sansar Capital Special Opportunity Fund, LP		9,929,584	-	-	(671,133)	-	9,258,451

Soundpost Capital, LP		11,313,987	-	-	(752,271)	-	10,561,716
		$146,285,686	$10,000,000	$-	$478,198	$-	$156,763,884

*	Investment deemed to be an affiliated person for purposes of Section 2(a)(3) of the 1940 Act, primarily because the Master Portfolio owns more than 5% of the investment’s outstanding shares.

**	Ownership by the Master Portfolio exceeds 25% of the Investment Vehicle’s capital.

Item 2. Controls and Procedures.

(a)           The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Growth Capital TEI Portfolio, LLC

By (Signature and Title): /s/ Martin R. Dean
Martin R. Dean, Treasurer

Date	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title): /s/ Maria Elena Lagomasino
Maria Elena Lagomasino, President

Date	August 26, 2011

By (Signature and Title): /s/ Martin R. Dean
Martin R. Dean, Treasurer

Date	August 26, 2011